Underwriting Margins and Combined Ratios for our Underwriting Operations (Detail) (Underwriting Operations Segment)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Segment Reporting Information [Line Items]
Underwriting Margin	7.00%		7.60%		8.40%
Combined Ratio	93.00%		92.40%		91.60%
Personal Lines
Segment Reporting Information [Line Items]
Underwriting Margin	6.80%		7.00%		7.60%
Combined Ratio	93.20%		93.00%		92.40%
Personal Lines | Agency Channel
Segment Reporting Information [Line Items]
Underwriting Margin	7.40%		8.10%		7.80%
Combined Ratio	92.60%		91.90%		92.20%
Personal Lines | Direct Channel
Segment Reporting Information [Line Items]
Underwriting Margin	6.10%		5.40%		7.20%
Combined Ratio	93.90%		94.60%		92.80%
Commercial Auto
Segment Reporting Information [Line Items]
Underwriting Margin	9.10%		12.50%		14.20%
Combined Ratio	90.90%		87.50%		85.80%
Other Indemnity
Segment Reporting Information [Line Items]
Underwriting Margin		[1]		[1]		[1]
Combined Ratio		[1]		[1]		[1]

[1]	Underwriting margins/combined ratios are not meaningful (NM) for our other indemnity businesses due to the low level of premiums earned by, and the variability of loss costs in, such businesses.